Fair Value of Financial Instruments	12 Months Ended
Sep. 30, 2013
Fair Value of Financial Instruments
Fair Value of Financial Instruments

13.    Fair Value of Financial Instruments

        GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

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  Level 1—Quoted prices in active markets for identical assets or liabilities.

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  Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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  Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

        The following table summarizes the assets and liabilities measured at fair value on a recurring basis at September 30, 2013 and 2012:

	2013			2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets (liabilities):
Current (included in other current liabilities):
Interest rate swaps	$—	$(5,268)	$—	$—	$(7,751)	$—
Cross currency swaps	$—	$—	$(3,855)	$—	$—	$(3,818)
Non-current (included in other liabilities):
Interest rate swaps	$—	$(1,066)	$—	$—	$(5,777)	$—
Cross currency swaps	$—	$—	$(18,399)	$—	$—	$(21,044)

        The Company's swap contracts are measured at fair value based on a market approach valuation technique. With the market approach, fair value is derived using prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. Although non-performance risk of the Company and the counterparty is present in all swap contracts and is a component of the estimated fair values, we do not view non-performance risk to be a significant input to the fair value for the interest rate swap contracts. However, with respect to our cross currency swap contracts, we believe that non-performance risk is higher; therefore the Company classifies these swap contracts as "Level 3" in the fair value hierarchy and, accordingly, records estimated fair value adjustments based on internal projections and views of those contracts. The performance risk for the cross currency swap contracts as a percentage of the unadjusted liabilities ranged from 12.4 to 15.0 (13.5 weighted average).

        The following table shows the activity related to net investment hedges for the fiscal years ended September 30, 2013 and 2012:

	2013	2012
Beginning balance:	$(24,862)	$(11,126)
Unrealized gain (loss) on hedging instruments	2,608	(13,736)

Ending balance:	$(22,254)	$(24,862)

Assets Re-measured at Fair Value on a Non-recurring Basis

        In connection with the UK Administration (See Note 5), we re-measured the Julian Graves tradename and certain fixed assets using Level 3 inputs, which resulted in an impairment of $20,106 in fiscal 2012.

Interest Rate Swaps

        To manage the potential risk arising from changing interest rates and their impact on long-term debt, our policy is to maintain a combination of available fixed and variable rate financial instruments.

        During December 2010, we entered into three interest rate swap contracts that were subsequently terminated in connection with the Refinancing, resulting in a termination payment of $1,525. During March 2011, we entered into three interest rate swap contracts to fix the LIBOR indexed interest rates on a portion of our senior credit facilities until the indicated expiration dates of these swap contracts. Each swap contract has an initial notional amount of $333,333 (for a total of one billion dollars), with a fixed interest rate of 1.92% for a four-year term. The notional amount of each swap decreases to $266,666 in December 2012, decreases to $166,666 in December 2013 and has a maturity date of December 2014. Under the terms of the swap contracts, variable interest payments for a portion of our senior credit facilities are swapped for fixed interest payments. These interest rate swap contracts were designated as a cash flow hedge of the variable interest payments on a portion of our term loan debt. Hedge effectiveness will be assessed based on the overall changes in the fair value of the interest rate swap contracts. Any potential ineffectiveness is measured using the hypothetical derivative method and will be recognized in current earnings. Hedge ineffectiveness from inception to September 30, 2013 was insignificant. Hedge ineffectiveness is recorded in Miscellaneous, net.

Cross Currency Swaps

        To manage the potential exposure from adverse changes in currency exchange rates, specifically the British pound, arising from our net investment in British pound denominated operations, during December 2010, we entered into three cross currency swap contracts to hedge a portion of the net investment in our British pound denominated foreign operations. The aggregate notional amount of the swap contracts is 194,200 British pounds (approximately $300,000 U.S. dollars), with a forward rate of 1.56, and a termination date of September 30, 2017.

        These cross currency contracts were designated as a net investment hedge to the net investment in our British pound denominated operations. Hedge effectiveness is assessed based on the overall changes in the fair value of the cross currency swap contracts. Any potential hedge ineffectiveness is measured using the hypothetical derivative method and is recognized in current earnings. Hedge ineffectiveness for the years ended September 30, 2013 and 2012 resulted in (income) expense of ($1,611) and $3,358, respectively, and for the year ended September 30, 2011, hedge ineffectiveness was insignificant and is recorded in Miscellaneous, net.

        The following table shows the effect of the Company's derivative instruments designated as cash flow and net investment hedging instruments for the years ended September 30, 2013 and 2012:

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
	2013	2013	2012	2012
Cash Flow Hedges:
Interest rate swaps	$(3,500)	$(7,904)	$(6,895)	$(9,326)
Net Investment Hedges:
Cross currency swaps	1,287	—	(6,367)	—

Total	$(2,213)	$(7,904)	$(13,262)	$(9,326)

Notes and Holdco Notes

        The fair value of the Notes and Holdco Notes, based on quoted market prices (Level 2), was approximately $713,375 and $565,125, respectively, as of September 30, 2013.

Term loan B-2

        The face amount of the term loan B-2 is $1,507,500, which approximates fair value based on Level 2 inputs, as this loan accrues interest at a variable interest rate.

Other Fair Value Considerations

        During the fourth quarter of each year, the Company evaluates goodwill at the reporting unit level and indefinite-lived intangibles for impairment using market data and a cash flow model using Level 3 inputs. Additionally, on a nonrecurring basis, the Company uses fair value measures when analyzing asset impairment. Long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If it is determined such indicators are present and the review indicates that the assets will not be fully recoverable, based on undiscounted estimated cash flows over the remaining amortization periods, their carrying values are reduced to estimated fair value. Measurements based on undiscounted cash flows are considered to be Level 3 inputs.